Commitments and Contingencies Narrative (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total rental expense for long-term operating leases	$ 370
Collateralized letters of credit outstanding related to insurance and reinsurance contracts	$ 5,700